Memorandum items - Commitments and contingencies (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments credit-impaired | Stage 2 and 3
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 1,584	€ 946	€ 1,253
Financial instruments credit-impaired | Stage 2 and 3 | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	161	141	177
Financial instruments not credit-impaired | Stage 1
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	337,113	310,435	316,116
Financial instruments not credit-impaired | Stage 1 | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	372	377	417
Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	10,531	6,764	6,355
Financial instruments not credit-impaired | Stage 2 and 3 | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	200	182	145
MEMORANDUM ITEMS
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	349,228	318,145	323,724
Loan commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	262,737	241,230	241,179
Loan commitments granted | Financial instruments credit-impaired
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	615	274	352
Financial guarantees granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	10,758	12,377	13,650
Financial guarantees granted | Financial instruments credit-impaired
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	188	124	154
Financial guarantees
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	10,715	12,358	13,619
Credit derivatives sold
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	43	19	31
Other commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	75,733	64,538	68,895
Other commitments granted | Financial instruments credit-impaired
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	781	548	747
Technical guarantees
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	40,158	33,526	33,890
Other
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 35,575	€ 31,012	€ 35,005